Establishment and Operations - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Viapool Inc [member]
Disclosure Of Establishment And Operations [Line Items]
Percentage of Interest Acquired		51.00%
Business Combination Agreement [member]
Disclosure Of Establishment And Operations [Line Items]
Prefunded PIPE Subscription Amount	$ 71.8
Prefunded Amount	$ 45.5
Business Combination Agreement [member] | Common Shares A [member]
Disclosure Of Establishment And Operations [Line Items]
Number of Shares Purchased by PIPE Investors	12,188,711
Aggregate Purchase Price of Shares	$ 111.5